UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4215

DREYFUS PREMIER GNMA FUND, INC. -Dreyfus GNMA Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	7/31/2015

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus GNMA Fund
July 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--124.0%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--10.8%
Ally Auto Receivables Trust,
Ser. 2013-1, Cl. A3	0.63	5/15/17	1,660,845	1,660,931
Ally Master Owner Trust,
Ser. 2013-1, Cl. A2	1.00	2/15/18	4,000,000	4,004,758
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. C	2.15	3/9/20	2,500,000	2,511,885
AmeriCredit Automobile Receivables
Trust, Ser. 2014-4, Cl. C	2.47	11/9/20	1,500,000	1,515,394
BMW Vehicle Lease Trust,
Ser. 2014-1, Cl. A3	0.73	2/21/17	5,000,000	5,000,147
Capital Auto Receivables Asset
Trust, Ser. 2015-2, Cl. C	2.67	8/20/20	2,500,000	2,510,935
Carmax Auto Owner Trust,
Ser. 2012-3, Cl. A3	0.52	7/17/17	2,370,577	2,369,577
Carmax Auto Owner Trust,
Ser. 2013-2, Cl. A3	0.64	1/16/18	4,160,500	4,156,949
Ford Credit Auto Lease Trust,
Ser. 2013-B, Cl. A3	0.76	9/15/16	3,691,618	3,692,999
Ford Credit Auto Owner Trust,
Ser. 2013-A, Cl. A3	0.55	7/15/17	2,217,427	2,216,666
Ford Credit FloorPlan Master Owner
Trust, Ser. 2013-1, Cl. A1	0.85	1/15/18	5,000,000	5,002,435
GM Financial Automobile Leasing
Trust, Ser. 2015-1, Cl. B	2.14	6/20/19	425,000	425,790
GM Financial Automobile Leasing
Trust, Ser. 2015-1, Cl. C	2.50	6/20/19	1,240,000	1,234,439
Harley-Davidson Motorcycle Trust,
Ser. 2013-1, Cl. A3	0.65	7/16/18	2,754,154	2,753,708
Mercedes-Benz Auto Lease Trust,
Ser. 2014-A, Cl. A2A	0.48	6/15/16	1,227,222	1,227,200

Nissan Auto Lease Trust,
Ser. 2013-A, Cl. A3	0.61	4/15/16	716,396		716,394
Nissan Auto Lease Trust,
Ser. 2014-A, Cl. A3	0.80	2/15/17	5,000,000		4,998,057
Santander Drive Auto Receivables
Trust, Ser. 2014-3, Cl. C	2.13	8/17/20	2,500,000		2,525,276
Santander Drive Auto Receivables
Trust, Ser. 2014-4, Cl. C	2.60	11/16/20	2,500,000		2,533,455
					51,056,995
Asset-Backed Ctfs./Equipment--.9%
GE Equipment Transportation,
Ser. 2014-1, Cl. A2	0.55	12/23/16	1,386,743		1,386,318
GE Equipment Transportation,
Ser. 2013-1, Cl. A3	0.69	11/25/16	848,383		848,755
John Deere Owner Trust,
Ser. 2013-A, Cl. A3	0.60	3/15/17	2,231,881		2,231,034
					4,466,107
Asset-Backed Ctfs./Home Equity Loans--.6%
Equivantage Home Equity Loan
Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	42,539	a	42,355
GE Capital Mortgage Services
Trust, Ser. 1999-HE1, Cl. A7	6.27	4/25/29	26,840		27,030
Home Equity Asset Trust,
Ser. 2004-6, Cl. A1	0.87	12/25/34	2,712,921	a	2,690,564
					2,759,949
Residential Mortgage Pass-Through Ctfs.--.1%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.48	12/25/34	513,137	a	492,182
U.S. Government Agencies/Mortgage-Backed--93.2%
Federal Home Loan Mortgage Corp.:
5.00%, 3/1/20			38,800	b	40,576
Federal National Mortgage Association:
4.50%, 5/1/42 - 10/1/44			13,007,376	b	14,187,819
5.50%, 9/1/39			1,474,355	b	1,669,410
6.00%, 4/1/35			628,801	b	716,295
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			130,763	b	134,005

Government National Mortgage Association I:
3.50%, 9/15/41 - 7/15/45	58,315,773		61,073,675
4.00%, 9/15/24 - 7/15/41	20,685,490		22,086,454
4.50%, 10/15/24 - 10/15/41	28,881,268		31,508,584
5.00%, 10/15/23 - 3/15/41	21,627,568		24,138,586
5.50%, 6/15/20 - 9/15/39	12,332,570		14,016,872
6.00%, 10/15/19 - 9/15/38	5,208,550		5,961,170
6.50%, 5/15/28 - 6/15/32	168,854		193,202
7.00%, 11/15/22 - 12/15/22	4,867		5,262
7.50%, 2/15/17 - 5/15/26	1,543,191		1,621,718
8.00%, 9/15/21 - 12/15/22	699,539		806,096
8.50%, 12/15/16 - 12/15/22	391,118		400,738
9.00%, 9/15/19 - 12/15/22	465,490		488,636
9.50%, 3/15/18 - 1/15/25	136,784		139,886
Ser. 2013-57, Cl. A, 1.35%,
6/16/37	2,824,423		2,783,132
Ser. 2013-63, Cl. AM,
2.00%, 2/16/47	2,904,537	a	2,847,216
Government National Mortgage Association II:
3.00%	4,900,000	c	4,983,836
3.50%	44,095,000	c	46,055,155
4.00%	38,630,000	c	41,024,002
4.50%	11,000,000	c	11,855,080
3.00%, 8/20/42 - 10/20/44	51,842,784		53,051,780
3.50%, 9/20/42 - 8/20/45	52,974,144		55,426,196
4.00%, 12/20/24 - 7/20/45	19,641,663		20,936,977
4.50%, 12/20/39 - 3/20/42	4,381,349		4,778,643
5.00%, 11/20/24 - 4/20/35	3,223,104		3,580,181
5.50%, 1/20/34 - 9/20/35	5,433,524		6,154,835

6.00%, 12/20/28 - 2/20/36	4,116,489		4,691,098
6.50%, 5/20/31 - 7/20/31	537,125		641,786
7.00%, 4/20/24 - 4/20/32	3,037,200		3,667,844
7.50%, 9/20/30	43,365		53,364
9.00%, 7/20/25	37,639		43,547
9.50%, 9/20/17 - 2/20/25	29,754		30,772
			441,794,428
U.S. Government Securities--18.4%
U.S. Treasury Floating Rate;
Notes, 0.18%, 7/31/16	73,235,000	a,d	73,253,455
U.S. Treasury Inflation Protected Securities;
Notes, 0.13%, 7/15/24	14,204,150	e	13,812,428
			87,065,883
Total Bonds and Notes
(cost $577,317,282)			587,635,544
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.05%, 10/29/15	280,000		279,951
0.04%, 8/13/15	425,000	f	424,997
Total Short-Term Investments
(cost $704,960)			704,948

Other Investment--.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $874,657)	874,657	[g]	874,657
Total Investments (cost $578,896,899)	124.3%		589,215,149
Liabilities, Less Cash and Receivables	(24.3%)		(115,282,883)
Net Assets	100.0%		473,932,266

REMIC--Real Estate Mortgage Investment Conduit

a Variable rate security--interest rate subject to periodic change.
b The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Purchased on a forward commitment basis.
d Security, or portion thereof, on loan. At July 31, 2015, the value of the fund's securities on loan was $73,253,455 and the value of the collateral held by the fund was $ 76,233,972, consisting of U.S. Government and
   Agency securities.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Held by or on behalf of a counterparty for open financial futures contracts.
g Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $10,318,250 of which $11,667,390 related to appreciated investment securities and $1,349,140 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	111.6
Asset-Backed	12.3
Short-Term/Money Market Investments	.3
Residental Mortgage-Backed	.1
124.3

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2015 ($)
Financial Futures Short
U.S. Treasury 2 Year Notes	27	(5,914,688)	September 2015	(5,484)
U.S. Treasury 10 Year Notes	48	(6,117,000)	September 2015	(86,016)

				(91,500)

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	58,283,051	-	58,283,051
Mutual Funds	874,657	-	-	874,657
Residential Mortgage-Backed	-	492,182	-	492,182
U.S. Government Agencies/Mortgage-Backed	-	441,794,428	-	441,794,428
U.S. Treasury	-	87,770,831	-	87,770,831
Liabilities ($)
Other Financial Instruments:
Financial Futures+	(91,500)	-	-	(91,500)

+ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund at period end
is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND, INC.

-          Dreyfus GNMA Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)